Financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Carrying Value and Fair Value of Financial Instruments by Class

The carrying value and fair value of financial instruments by class as at March 31, 2018 are as follows:

Financial assets

	Loans and receivables	Financial assets at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Available for sale	Total carrying value	Total fair value
Cash and cash equivalents	$99,829	$—	$—	$—	$99,829	$99,829
Investment in fixed deposits	21,548	—	—	—	21,548	21,548
Investments in marketable securities and mutual funds	—	—	—	99,954	99,954	99,954
Trade receivables	71,388	—	—	—	71,388	71,388
Unbilled revenue	61,721	—	—	—	61,721	61,721
Funds held for clients	10,066	—	—	—	10,066	10,066
Prepayments and other assets (1)	4,410	—	—	—	4,410	4,410
Other non-current assets(2)	10,243	—	—	—	10,243	10,243
Derivative assets	—	2,212	12,771	—	14,983	14,983

Total carrying value	$279,205	$2,212	$12,771	$99,954	$394,142	$394,142

Financial liabilities

	Financial liabilities at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Financial liabilities at amortized cost	Total carrying value	Total fair value
Trade payables	$—	$—	$19,703	$19,703	$19,703
Long term debt (includes current portion) (3)	—	—	89,900	89,900	89,900
Other employee obligations (4)	—	—	59,346	59,346	59,346
Provision and accrued expenses	—	—	28,826	28,826	28,826
Other liabilities(5)	11,388	—	2,447	13,835	13,835
Derivative liabilities	946	7,809	—	8,755	8,755

Total carrying value	$12,334	$7,809	$200,222	$220,365	$220,365

Notes:

(1)	Excluding non-financial assets $20,437.
(2)	Excluding non-financial assets $32,145.
(3)	Excluding non-financial asset (unamortized debt issuance cost) $769.
(4)	Excluding non-financial liabilities $14,892.
(5)	Excluding non-financial liabilities $13,566.

The carrying value and fair value of financial instruments by class as at March 31, 2017 are as follows:

Financial assets

	Loans and receivables	Financial assets at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Available for sale	Total carrying value	Total fair value
Cash and cash equivalents	$69,803	$—	$—	$—	$69,803	$69,803
Investment in fixed deposits	24,673	—	—	—	24,673	24,673
Investments in marketable securities and mutual funds	—	—	—	87,652	87,652	87,652
Investment in FMPs	—	96	—	—	96	96
Trade receivables	60,423	—	—	—	60,423	60,423
Unbilled revenue	48,915	—	—	—	48,915	48,915
Funds held for clients	9,135	—	—	—	9,135	9,135
Prepayments and other assets (1)	4,262	—	—	—	4,262	4,262
Other non-current assets (2)	10,791	—	—	—	10,791	10,791
Derivative assets	—	5,041	36,941	—	41,982	41,982

Total carrying value	$228,002	$5,137	$36,941	$87,652	$357,732	$357,732

Financial liabilities

	Financial liabilities at FVTPL	Derivative designated as cash flow hedges (carried at fair value)	Financial liabilities at amortized cost	Total carrying value	Total fair value
Trade payables	$—	$—	$14,239	$14,239	$14,239
Long term debt (includes current portion) (3)	—	—	118,000	118,000	118,000
Other employee obligations (4)	—	—	46,701	46,701	46,701
Provision and accrued expenses	—	—	27,217	27,217	27,217
Other liabilities (5)	19,678	—	1,086	20,764	20,764
Derivative liabilities	26	4,757	—	4,783	4,783

Total carrying value	$19,704	$4,757	$207,243	$231,704	$231,704

Notes:

(1)	Excluding non-financial assets $ 23,123.
(2)	Excluding non-financial assets $ 21,153.
(3)	Excluding non-financial asset (unamortized debt issuance cost) $1,257.
(4)	Excluding non-financial liabilities $16,912.
(5)	Excluding non-financial liabilities $13,720.

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2018 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral received
Derivative assets	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Total	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Total	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2017 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral received
Derivative assets	$41,982	$—	$41,982	$(1,712)	$—	$40,270

Total	$41,982	$—	$41,982	$(1,712)	$—	$40,270

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$4,783	$—	$4,783	$(1,712)	$—	$3,071

Total	$4,783	$—	$4,783	$(1,712)	$—	$3,071

Assets and Liabilities Measured at Fair Value on Recurring Basis

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2018 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,212	$—	$2,212	$—
Financial assets at fair value through other comprehensive income
Foreign exchange contracts	11,709	—	11,709	—
Interest rate swaps	1,062	—	1,062	—
Investments in marketable securities and mutual funds	99,954	99,412	542	—

Total assets	$114,937	$99,412	$15,525	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$946	$—	$946	$—
Contingent consideration	11,388	—	—	11,388
Financial liabilities at fair value through other comprehensive income
Foreign exchange contracts	7,809	—	7,809	—

Total liabilities	$20,143	$—	$8,755	$11,388

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2017 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$5,041	$—	$5,041	$—
Investment in FMPs	96	96	—	—
Financial assets at fair value through other comprehensive income
Foreign exchange contracts	36,733	—	36,733	—
Interest rate swaps	208	—	208	—
Investments in marketable securities and mutual funds	87,652	87,223	429	—

Total assets	$129,730	$87,319	$42,411	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$26	$—	$26	$—
Contingent consideration	19,678	—	—	19,678
Financial liabilities at fair value through other comprehensive income
Foreign exchange contracts	4,136	—	4,136	—
Interest rate swaps	621	—	621	—

Total liabilities	$24,461	$—	$4,783	$19,678

Summary of Contingent Consideration Categorized Under Level 3 Fair Value Measurement

The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2018	March 31, 2017
Balance at the beginning of the year	$19,678	$—
Additions	—	19,934
Payouts	(7,000)	—
Gain recognized in the consolidated statement of income	(1,553)	(279)
Finance expense recognized in the consolidated statement of income	263	23

Balance at the end of the year	11,388	19,678

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts

The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2018	March 31, 2017
Forward contracts (Sell)
In US dollars	$242,418	$241,673
In United Kingdom Pound Sterling	132,591	126,441
In Euro	23,883	14,769
In Australian dollars	48,147	43,474
Others	2,332	3,511

	$449,371	$429,868

Option contracts (Sell)
In US dollars	$107,629	$84,490
In United Kingdom Pound Sterling	116,401	94,094
In Euro	21,483	14,494
In Australian dollars	28,828	19,412
Others	927	1,978

	$275,268	$214,468

Interest Rate Swap contracts
In US dollars	89,900	118,000

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income

The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2018, 2017 and 2016 are as follows:

	Year ended March 31,
	2018	2017	2016
Revenue	$11,231	$7,952	$7,941
Foreign exchange gain, net	15,766	16,896	6,281
Finance expense	(561)	(71)	—
Income tax related to amounts reclassified into consolidated statement of income	(9,965)	(8,998)	(5,230)

Total	$16,471	$15,779	$8,992

Percentage of Revenue Generated from Top Customer and Top Five Customers

The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year Ended March 31,
	2018	2017	2016
Revenue from top customer	6.8%	9.0%	10.9%
Revenue from top five customers	29.4%	32.1%	30.7%

Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities are as follows:

	As at March 31, 2018
	Less than 1 Year	1-2 years	2-5 years	Total
Long term debt (includes current portion)(1)	$28,100	$28,200	$33,600	$89,900
Trade payables	19,703	—	—	19,703
Provision and accrued expenses	28,826	—	—	28,826
Other liabilities	10,680	3,154	—	13,834
Other employee obligations	59,347	—	—	59,347
Derivative financial instruments	6,466	2,289	—	8,755

Total(2)	$153,122	$33,643	$33,600	$220,365

Notes:

(1)	Before netting off debt issuance cost of $769.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2017
	Less than 1 Year	1-2 years	2-5 years	Total
Long term debt (includes current portion)(1)	$28,100	$28,100	$61,800	$118,000
Trade payables	14,239	—	—	14,239
Provision and accrued expenses	27,217	—	—	27,217
Other liabilities	9,338	8,195	3,231	20,764
Other employee obligations	46,701	—	—	46,701
Derivative financial instruments	3,947	836	—	4,783

Total(2)	$129,542	$37,131	$65,031	$231,704

Notes:

(1)	Before netting off debt issuance cost of $1,257.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position

The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2018	March 31, 2017
Cash and cash equivalents	$99,829	$69,803
Investments	121,502	112,421
Long term debt (includes current portion)(1)	(89,900)	(118,000)

Net cash position	$131,431	$64,224

Note:

(1)	Before netting off debt issuance cost of $769 and $1,257 as at March 31, 2018 and March 31, 2017, respectively.

Currency risk [member]
Foreign Currency Risk from Non-derivative Financial Instruments

The foreign currency risk from non-derivative financial instruments as at March 31, 2018 is as follows:

	As at March 31, 2018
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$399	4,735	—	2,991	339	610	9,074
Trade receivables	100,002	46,658	3,850	24,686	7,289	2,525	185,010
Unbilled revenue	7,178	3,209	—	643	6,230	858	18,118
Prepayments and other current assets	428	188	10	29	63	11	729
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(27,613)	(64,070)	(6,989)	(16,093)	(1,429)	(19)	(116,213)
Provisions and accrued expenses	(2,314)	(291)	(205)	—	(154)	(19)	(2,983)
Pension and other employee obligations	(134)	—	—	—	(12)	(306)	(452)
Other liabilities	(7)	(4)	—	—	—	—	(11)

Net assets/ (liabilities)	$77,942	(9,575)	(3,334)	12,256	12,325	3,676	93,291

The foreign currency risk from non-derivative financial instruments as at March 31, 2017 is as follows:

	As at March 31, 2017
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$599	253	—	2,606	1,323	35	4,816
Trade receivables	98,713	53,668	2,996	23,373	5,370	3,192	187,312
Unbilled revenue	4,656	1,241		3,062	3,205	494	12,658
Prepayments and other current assets	428	130	3	66	30	14	671
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(40,600)	(71,039)	(3,986)	(19,205)	(1,140)	(312)	(136,282)
Provisions and accrued expenses	(1,706)	(504)	(105)	(128)	(68)	(208)	(2,719)
Pension and other employee obligations	(56)	—	—	—	(31)	(165)	(252)
Other liabilities	(5)	(2)	—	—	—	14	7

Net assets/ (liabilities)	$62,032	(16,253)	(1,092)	9,774	8,689	3,080	66,230

Trade receivables [member]
Age-wise Break-up of Trade Receivables, Net of Allowances that are Past Due Beyond Credit Period

The age-wise break up of trade receivables, net of allowances that are past due beyond credit period, are as follows:

	As at
	March 31, 2018	March 31, 2017
Neither past due nor impaired	$56,372	$45,939
Past due but not impaired
Past due 0-30 days	9,578	8,260
Past due 31-60 days	2,738	2,544
Past due 61-90 days	834	1,174
Past due over 90 days	1,866	2,506
Past due and impaired	564	1,713

Total	$71,952	$62,136
Allowances for doubtful trade receivables	$(564)	$(1,713)

Trade receivables, net of allowances for doubtful receivables	$71,388	$60,423